Employee compensation and benefits - Post-employment benefit plans (Details) £ in Millions, $ in Millions			12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan			$ 312
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 37,200		$ 34,704		$ 38,265	£ 30,200
Surplus (deficit) in plan	1,600					£ 1,300
Percentage of plan funded			104.00%
Pension Plan | Principal plan | 2019
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan			$ 82	£ 64
Pension Plan | Principal plan | 2020
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan			204	160
Pension Plan | Principal plan | 2021
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan			$ 204	£ 160
Defined Contribution Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Contributions to plan, net defined benefit liability (asset)	$ 3,800	£ 3,100